Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Revenues
Gross Sales	$ 6,027	$ 4,081	[1]	$ 10,730	$ 7,649	[1]
Less: Royalties	195	44	[1]	288	71	[1]
Revenue	5,832	4,037	[1]	10,442	7,578	[1]
Expenses
Purchased Product	2,024	2,080	[1]	3,853	4,314	[1]
Transportation and Blending	1,665	887	[1]	3,179	1,451	[1]
Operating	535	509	[1]	1,177	867	[1]
Production and Mineral Taxes	1			1
(Gain) Loss on Risk Management	575	(287)	[1]	905	(487)	[1]
Depreciation, Depletion and Amortization	559	408	[1]	1,194	650	[1]
Exploration Expense	4			6
Segment Income (Loss)	469	440		127	783
General and Administrative	109	58	[1]	288	101	[1]
Finance Costs	156	168	[1]	306	267	[1]
Interest Income	(3)	(10)	[1]	(6)	(27)	[1]
Foreign Exchange (Gain) Loss, Net	212	(410)	[1]	489	(486)	[1]
Revaluation (Gain)		(2,555)			(2,555)
Transaction Costs		26			55
Re-measurement of Contingent Payment	377	(66)		494	(66)
Research Costs	7	5	[1]	19	9	[1]
(Gain) Loss on Divestiture of Assets	(1)			(1)	1	[1]
Other (Income) Loss, Net	2	(2)	[1]		(2)	[1]
Total Non-operating (Income) Expense	859	(2,786)		1,589	(2,703)
Earnings (Loss) From Continuing Operations Before Income Tax	(390)	3,226	[1]	(1,462)	3,486	[1]
Income Tax Expense (Recovery)	20	668	[1]	(138)	717	[1]
Net Earnings (Loss) From Continuing Operations	(410)	2,558	[1]	(1,324)	2,769	[1]
Oil Sands Segment [Member]
Revenues
Gross Sales	3,248	1,666		5,654	2,728
Less: Royalties	179	36		237	63
Revenue	3,069	1,630		5,417	2,665
Expenses
Transportation and Blending	1,642	879		3,134	1,445
Operating	263	264		559	404
(Gain) Loss on Risk Management	688	(14)		1,142	63
Operating Margin	476	501		582	753
Depreciation, Depletion and Amortization	383	284		745	454
Exploration Expense	4			6
Segment Income (Loss)	89	217		(169)	299
Deep Basin Segment [Member]
Revenues
Gross Sales	241	124		500	124
Less: Royalties	16	8		51	8
Revenue	225	116		449	116
Expenses
Transportation and Blending	27	10		52	10
Operating	109	55		200	55
Production and Mineral Taxes	1			1
(Gain) Loss on Risk Management	10			19
Operating Margin	78	51		177	51
Depreciation, Depletion and Amortization	107	55		311	55
Segment Income (Loss)	(29)	(4)		(134)	(4)
Refining and Marketing Sement [Member]
Revenues
Gross Sales	2,777	2,397		5,009	5,001
Revenue	2,777	2,397		5,009	5,001
Expenses
Purchased Product	2,224	2,183		4,181	4,513
Operating	197	192		515	411
(Gain) Loss on Risk Management	(1)	2		4	4
Operating Margin	357	20		309	73
Depreciation, Depletion and Amortization	55	55		109	109
Segment Income (Loss)	302	(35)		200	(36)
Corporate and Eliminations [Member]
Revenues
Gross Sales	(239)	(106)		(433)	(204)
Revenue	(239)	(106)		(433)	(204)
Expenses
Purchased Product	(200)	(103)		(328)	(199)
Transportation and Blending	(4)	(2)		(7)	(4)
Operating	(34)	(2)		(97)	(3)
(Gain) Loss on Risk Management	(122)	(275)		(260)	(554)
Depreciation, Depletion and Amortization	14	14		29	32
Segment Income (Loss)	107	262		230	524
General and Administrative	109	58		288	101
Finance Costs	156	168		306	267
Interest Income	(3)	(10)		(6)	(27)
Foreign Exchange (Gain) Loss, Net	212	(410)		489	(486)
Revaluation (Gain)		(2,555)			(2,555)
Transaction Costs		26			55
Re-measurement of Contingent Payment	377	(66)		494	(66)
Research Costs	7	5		19	9
(Gain) Loss on Divestiture of Assets	(1)			(1)	1
Other (Income) Loss, Net	2	(2)			(2)
Total Non-operating (Income) Expense	$ 859	$ (2,786)		$ 1,589	$ (2,703)

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.